UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-21475

                                                     RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                                                     Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jay Jackson, Esq.

50 South Sixth Street, Suite 2350

                                     Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612)-376-7132

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund

December 31, 2016 (Unaudited)

Shares		Value

Common Stocks — 88.14%
Brazil — 6.23%
605,592	Banco Bradesco SA ADR	$5,274,706
291,100	Natura Cosmeticos SA	2,058,906
237,100	TOTVS SA	1,751,278
361,100	WEG SA	1,719,682

		10,804,572

Chile — 4.02%
499,245	Antofagasta Plc	4,133,599
201,392	Cia Cervecerias Unidas SA	2,103,236
317,513	Quinenco SA	746,668

		6,983,503

China — 18.11%
1,012,000	AIA Group Ltd.	5,669,063
37,750	Alibaba Group Holding Ltd. ADR*	3,314,827
17,390	Baidu, Inc. ADR*	2,859,090
948,600	China Merchants Port Holdings Co. Ltd.	2,343,606
372,500	China Mobile Ltd.	3,927,333
612,000	China Resources Land Ltd.	1,369,453
1,058,280	Fuyao Glass Industry Group Co. Ltd. - Series A	2,831,526
1,018,000	Guangdong Investment Ltd.	1,340,581
337,251	Hangzhou Hikvision Digital Technology Co. Ltd.	1,152,520
2,929,000	Lenovo Group Ltd.	1,765,620
983,000	Samsonite International SA	2,798,187
865,523	Weifu High-Technology Group Co. Ltd. - Series B	2,057,224

		31,429,030
India — 12.20%
113,669	Cummins India Ltd.	1,369,189
153,400	Dr. Reddy’s Laboratories Ltd. ADR	6,945,952
33,961	Hero MotoCorp Ltd.	1,520,407
424,509	Housing Development Finance Corp. Ltd.	7,872,907
234,000	Infosys Ltd. ADR	3,470,220

		21,178,675
Indonesia — 3.16%
2,594,300	Bank Central Asia Tbk PT	2,976,490
22,446,900	Kalbe Farma Tbk PT	2,515,553

		5,492,043

Jordan — 1.46%
108,325	Hikma Pharmaceuticals Plc	2,524,821
Korea — 6.18%
7,816	Amorepacific Corp.	2,077,376

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

149,065	Hanon Systems	$1,269,435
1,897	Samsung Electronics Co. Ltd.	2,823,330
4,398	Samsung Fire & Marine Insurance Co. Ltd.	977,219
95,316	Shinhan Financial Group Co. Ltd.	3,574,462

		10,721,822

Malaysia — 1.71%
1,224,100	Axiata Group Berhad	1,286,062
383,300	Public Bank Berhad	1,684,139

		2,970,201

Mexico — 1.11%
1,066,900	Kimberly-Clark de Mexico SAB de CV - Series A	1,921,276

Nigeria — 0.39%
8,588,447	Guaranty Trust Bank Plc	674,099

Peru — 2.53%
27,800	Credicorp Ltd.	4,388,508

Philippines — 2.54%
335,400	SM Investments Corp.	4,416,091

Russia — 2.04%
80,000	Magnit OJSC GDR	3,532,000

South Africa — 10.27%
392,949	Clicks Group Ltd.	3,297,949
970,570	FirstRand Ltd.	3,745,247
52,761	Mondi Ltd.	1,073,680
150,300	Mr. Price Group Ltd.	1,743,355
54,530	Naspers Ltd. - N Shares	7,960,926

		17,821,157

Taiwan — 8.05%
70,000	Delta Electronics, Inc.	344,129
228,000	Giant Manufacturing Co. Ltd.	1,291,141
1,428,702	Standard Foods Corp.	3,384,797
1,296,000	Taiwan Semiconductor Manufacturing Co. Ltd.	7,259,229

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

1,025,468	Uni-President Enterprises Corp.	$1,690,857

		13,970,153

Thailand — 2.58%
891,400	Central Pattana Public Co. Ltd. - FOR	1,408,966
1,348,200	Delta Electronics Public Co. Ltd. - FOR	3,062,753

		4,471,719

Turkey — 1.71%
1,943,285	Enka Insaat ve Sanayi AS	2,960,057

United Arab Emirates — 0.98%
2,386,669	Emaar Malls PJSC	1,703,812

United Kingdom — 2.87%
123,133	Unilever Plc	4,979,510

Total Common Stocks		152,943,049

(Cost $153,202,701)

Preferred Stocks — 3.26%
Korea — 3.26%
3,574	Samsung Electronics Co. Ltd.	4,231,745
9,482	Samsung Fire & Marine Insurance Co. Ltd.	1,427,788

Total Preferred Stocks		5,659,533

(Cost $4,985,530)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

Investment Company — 11.98%
20,790,754	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Shares	$20,790,754

Total Investment Company		20,790,754

(Cost $20,790,754)

Total Investments		$179,393,336
(Cost $178,978,985)(a) — 103.38%

Liabilities in excess of other assets — (3.38)%		(5,865,092)

NET ASSETS — 100.00%		$173,528,244

*	Non-income producing security.
(a)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Restrictions

GDR - Global Depositary Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Financials	25.99%
Consumer Staples	21.05%
Consumer Discretionary	12.53%
Information Technology	12.28%
Telecom Services	9.24%
Industrials	6.54%
Materials	3.00%
Utilities	0.77%
Other*	8.60%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund

December 31, 2016 (Unaudited)

Shares		Value

Common Stocks — 94.11%
Brazil — 6.47%
27,400	Duratex SA*	$57,246
15,800	Mahle-Metal Leve SA	100,780
9,000	Natura Cosmeticos SA	63,656
6,600	TOTVS SA	48,749
5,150	Wilson Sons Ltd. BDR	53,008

		323,439

Chile — 6.14%
90,633	Inversiones Aguas Metropolitanas SA	130,727
40,682	Parque Arauco SA	92,899
46,908	SONDA SA	83,284

		306,910

China — 9.88%
3,500	Asia Satellite Telecommunications Holdings Ltd.*	4,361
140,000	China Bluechemical Ltd., Class H	38,672
4,500	Hollysys Automation Technologies Ltd.*	82,440
118,900	Luthai Textile Co. Ltd., B Shares	142,631
42,100	Samsonite International SA	119,841
28,500	Stella International Holdings Ltd.	45,850
29,980	Vitasoy International Holdings Ltd.	60,068

		493,863

Egypt — 1.44%
7,606	Edita Food Industries SAE GDR	33,466
11,333	Integrated Diagnostics Holdings Plc(a)	38,249

		71,715

Hong Kong — 1.89%
7,500	HKBN Ltd.	8,219
116,000	Public Financial Holdings Ltd.	52,232
137,000	Tao Heung Holdings Ltd.	34,229

		94,680

India — 20.01%
4,005	Bajaj Holdings & Investment Ltd.	106,945
8,431	Cummins India Ltd.	101,555
2,688	eClerx Services Ltd.	55,441
26,347	Godrej Industries Ltd.	166,652
12,541	Indraprastha Gas Ltd.	169,366
38,993	Marico Ltd.	149,416
4,637	Sundaram Finance Ltd.	78,437
20,024	Tube Investments of India Ltd.	172,095

		999,907

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

Indonesia — 3.96%
2,092,300	Ace Hardware Indonesia Tbk PT	$129,648
326,500	Acset Indonusa Tbk PT	68,146

		197,794

Korea — 6.58%
400	Cuckoo Electronics Co. Ltd.	42,652
15,000	DGB Financial Group, Inc.	121,204
1,500	Koh Young Technology, Inc.	56,078
6,500	Macquarie Korea Infrastructure Fund	43,853
70	Medy-Tox, Inc.	20,601
900	Youngone Holdings Co. Ltd.	44,327

		328,715

Malaysia — 2.47%
110,700	Bermaz Auto Berhad	52,549
19,400	LPI Capital Berhad	70,798

		123,347

Mexico — 2.88%
60,800	Corp. Inmobiliaria Vesta SAB de CV	73,032
39,100	Grupo Herdez SAB de CV	70,770

		143,802

Nigeria — 0.54%
341,982	Guaranty Trust Bank Plc	26,842
Philippines — 3.84%
209,650	Century Pacific Food, Inc.	68,197
32,450	Security Bank Corp.	123,936

		192,133

South Africa — 7.09%
3,267	Cashbuild Ltd.	82,018
7,166	Clicks Group Ltd.	60,143
10,539	Hyprop Investments Ltd. REIT	89,745
14,037	Oceana Group Ltd.	122,608

		354,514

Taiwan — 11.19%
53,000	Chroma ATE, Inc.	123,629
11,000	Giant Manufacturing Co. Ltd.	62,292
5,000	Ginko International Co. Ltd.	51,716
19,800	Pacific Hospital Supply Co. Ltd.	51,700
59,776	Standard Foods Corp.	141,618

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

48,000	Wistron NeWeb Corp.	$128,039

		558,994

Thailand — 9.73%
56,200	Aeon Thana Sinsap Thailand Public Co. Ltd. NVDR	162,389
80,100	Delta Electronics Thailand Public Co. Ltd. - FOR	181,966
337,200	MC Group Public Co. Ltd. - FOR	142,013

		486,368

Total Common Stocks		4,703,023

(Cost $4,973,719)

Equity Linked Securities — 2.53%
Luxembourg — 2.53%
115,000	Aramex PJSC	126,500

Total Equity Linked Securities		126,500

(Cost $101,131)

Preferred Stocks — 2.70%
Korea — 2.70%
792	Amorepacific Corp.	134,615

Philippines — 0.00%
58,000	Security Bank Corp.(b)	117

Total Preferred Stocks		134,732

(Cost $53,427)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

Investment Company — 5.62%
280,871	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Shares	$280,871

Total Investment Company		280,871

(Cost $280,871)

Total Investments		$5,245,126
(Cost $ 5,409,148)(c) — 104.96%

Liabilities in excess of other assets — (4.96)%		(247,859)

NET ASSETS — 100.00%		$4,997,267

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

BDR - Brazilian Depositary Receipt

FOR - Foreign Ownership Restrictions

GDR - Global Depositary Receipt

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

December 31, 2016 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Consumer Discretionary	23.43%
Financials	20.86%
Consumer Staples	18.10%
Information Technology	11.56%
Industrials	10.63%
Utilities	6.01%
Materials	5.25%
Health Care	3.25%
Telecom Services	0.25%
Other*	0.66%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund

December 31, 2016 (Unaudited)

Shares		Value

Common Stocks — 99.06%
Belgium — 2.92%
1,646	Anheuser-Busch InBev NV	$174,220
Denmark — 2.24%
3,717	Novo Nordisk A/S	133,337
France — 5.63%
1,549	Pernod Ricard SA	167,633
2,331	Safran SA	167,655

		335,288

Germany — 3.52%
6,389	Deutsche Post AG	209,528
Hong Kong — 1.07%
11,400	AIA Group Ltd.	63,861
India — 3.77%
3,700	HDFC Bank Ltd. ADR	224,516
Ireland — 2.59%
1,425	Paddy Power Betfair Plc	154,199
Japan — 3.17%
5,400	Kubota Corp.	76,954
1,300	Nidec Corp.	111,918

		188,872

Netherlands — 5.03%
1,493	ASML Holding NV	167,322
1,100	Core Laboratories NV	132,044

		299,366

South Africa — 2.83%
1,155	Naspers Ltd., N Shares	168,620
Switzerland — 2.59%
677	Roche Holding AG	154,324
Taiwan — 2.37%
4,900	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	140,875

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

United Kingdom — 5.09%
4,261	InterContinental Hotels Group Plc	$190,528
9,044	St. James’s Place Plc	112,814

		303,342

United States — 56.24%
4,300	Activision Blizzard, Inc.	155,273
278	Alphabet Inc., Class A*	220,301
230	Amazon.com, Inc.*	172,470
7,600	Blackstone Group LP (The) - MLP	205,428
1,800	Citigroup, Inc.	106,974
2,600	Danaher Corp.	202,384
2,400	EOG Resources, Inc.	242,640
2,512	Estee Lauder Cos., Inc. (The), Class A	192,143
2,800	First Republic Bank	257,992
4,150	Fortive Corp.	222,565
1,631	Gartner Inc.*	164,845
900	International Flavors & Fragrances, Inc.	106,047
1,962	Intuit, Inc.	224,865
500	MarketAxess Holdings, Inc.	73,460
1,000	Occidental Petroleum Corp.	71,230
1,100	Sempra Energy	110,704
900	SVB Financial Group*	154,494
3,000	TJX Cos., Inc. (The)	225,390
1,500	UnitedHealth Group, Inc.	240,060

		3,349,265

Total Common Stocks		5,899,613

(Cost $5,552,025)

Investment Company — 3.91%
232,530	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Shares	232,530

Total Investment Company		232,530

(Cost $232,530)

Total Investments		$6,132,143
(Cost $5,784,555)(a) — 102.97%

Liabilities in excess of other assets — (2.97)%		(176,781)

NET ASSETS — 100.00%		$5,955,362

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

December 31, 2016 (Unaudited)

*	Non-income producing security.
(a)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

MLP - Master Limited Partnership

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	20.14%
Information Technology	18.02%
Industrials	16.64%
Consumer Discretionary	15.30%
Consumer Staples	8.97%
Health Care	8.86%
Energy	7.49%
Utilities	1.86%
Materials	1.78%
Other*	0.94%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund

December 31, 2016 (Unaudited)

Shares		Value

Common Stocks — 94.21%
Australia — 4.70%
12,307	Caltex Australia Ltd.	$269,840
154,464	Oil Search Ltd.	794,992

		1,064,832

Belgium — 3.74%
8,009	Anheuser-Busch InBev NV	847,707
Canada — 3.31%
17,845	Enbridge, Inc.	750,935
Denmark — 2.43%
15,367	Novo Nordisk A/S	551,248
France — 9.53%
3,038	Air Liquide SA	337,823
8,850	Pernod Ricard SA	957,751
12,044	Safran SA	866,254

		2,161,828

Germany — 4.41%
30,518	Deutsche Post AG	1,000,842
Hong Kong — 3.49%
141,200	AIA Group Ltd.	790,980
India — 3.90%
14,583	HDFC Bank Ltd. ADR	884,896
Ireland — 4.10%
8,040	CRH Plc	277,321
6,027	Paddy Power Betfair Plc	652,180

		929,501

Japan — 13.93%
39,000	Astellas Pharma, Inc.	541,061
42,600	Kubota Corp.	607,085
9,000	Nidec Corp.	774,816
10,000	Oriental Land Co. Ltd.	564,417
79,000	Tokyo Gas Co. Ltd.	356,617
5,400	Toyota Motor Corp.	316,593

		3,160,589

Korea — 0.99%
1,043	LG Chem Ltd.	224,920

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

Netherlands — 6.02%
6,576	AKZO Nobel NV	$410,915
8,525	ASML Holding NV	955,404

		1,366,319

Philippines — 3.18%
219,660	Universal Robina Corp.	721,518

South Africa — 3.93%
6,104	Naspers Ltd., N Shares	891,133

Sweden — 1.19%
9,562	Svenska Cellulosa AB SCA, Series B	269,137

Switzerland — 9.20%
1,313	Partners Group Holding AG	614,665
3,272	Roche Holding AG	745,861
46,414	UBS Group AG	725,704

		2,086,230

Taiwan — 4.21%
33,218	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	955,018

Thailand — 1.47%
67,500	Kasikornbank Pcl	333,445

United Kingdom — 10.48%
18,085	Intercontinental Hotels Group Plc	808,660
593,236	Lloyds Banking Group Plc	455,535
17,664	Royal Dutch Shell Plc, B Shares	507,523
48,609	St. James’s Place Plc	606,342

		2,378,060

Total Common Stocks		21,369,138

(Cost $21,890,963)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

December 31, 2016 (Unaudited)

Shares		Value

Investment Company — 0.20%
45,385	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Shares	$45,385

Total Investment Company		45,385

(Cost $45,385)

Total Investments		$21,414,523
(Cost $21,936,348)(a) — 94.41%

Other assets in excess of liabilities — 5.59%		1,268,865

NET ASSETS — 100.00%		$22,683,388

(a)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Financials	19.45%
Industrials	15.55%
Consumer Discretionary	14.25%
Consumer Staples	12.33%
Energy	10.24%
Information Technology	8.42%
Health Care	8.11%
Materials	4.29%
Utilities	1.57%
Other*	5.79%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund

December 31, 2016 (Unaudited)

Principal Amount		Value

Asset Backed Securities — 20.53%
$150,000	AmeriCredit Automobile Receivables Trust, Series 2013-1, Class D, 2.09%, 2/8/19	$150,567
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.60%, 7/8/19	150,141
156,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class C, 2.18%, 6/8/20	156,974
250,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58%, 9/8/20	253,005
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.47%, 11/9/20	151,370
175,000	Americredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40%, 1/8/21	176,460
75,000	CarMax Auto Owner Trust, Series 2014-2, Class D, 2.58%, 11/16/20	75,071
170,000	CarMax Auto Owner Trust, Series 2014-4, Class B, 2.20%, 9/15/20	170,663
165,000	CNH Equipment Trust, Series 2016-B, Class B, 2.20%, 10/15/23	163,826
52,513	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M1, 1.25%, 4/25/36(a)	51,992
170,000	GM Financial Automobile Leasing Trust, Series 2015-3, Class C, 2.98%, 11/20/19	171,383
125,000	GM Financial Automobile Leasing Trust, Series 2016-3, Class B, 1.97%, 5/20/20	123,779
250,000	Macquarie Equipment Funding Trust, Series 2014-A, Class B, 1.99%, 7/20/21(b)	250,043
103,181	RASC Trust, Series 2005-KS9, Class M2, 0.96%, 10/25/35(a)	103,116
250,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class D, 3.92%, 1/15/20	255,309
150,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33%, 11/15/19	150,750
250,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	250,915
260,000	Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57%, 4/15/21	262,295
250,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97%, 3/15/21	252,401
100,000	Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74%, 12/15/21	100,788
100,000	Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47%, 12/15/20	100,692
42,429	Structured Asset Securities Corp., Class 2005-NC1, Class M1, 1.29%, 2/25/35(a)	42,392

Total Asset Backed Securities		3,563,932

(Cost $3,558,524)

Collateralized Mortgage Obligations — 2.20%
9,287	Adjustable Rate Mortgage Trust, Series 2004-2, Class 7A2, 1.60%, 2/25/35(a)	9,239

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$70,936	JP Morgan Resecuritization Trust, Series 2014-1, Class 9A3, 0.82%, 12/26/35(a)(b)	$69,234
49,371	RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 2.97%, 8/26/35(a)(b)	49,234
65,222	Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, 1.78%, 12/25/65(a)(b)	65,238
189,937	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, 1.87%, 9/25/57(a)(b)	188,746

Total Collateralized Mortgage Obligations		381,691

(Cost $384,135)
Corporate Bonds — 73.23%
Banks — 14.32%
150,000	Bank of America Corp, 2.60%, 1/15/19	151,282
250,000	Bank of America, N.A., 5.30%, 3/15/17	251,936
200,000	Bank of Montreal, 1.73%, 8/27/21(a)	200,521
200,000	Barclays Plc, 2.00%, 3/16/18	199,584
120,000	Citigroup, Inc., 1.64%, 4/8/19(a)	120,146
150,000	Citigroup, Inc., 2.07%, 8/2/21(a)	151,607
100,000	Goldman Sachs Group, Inc. (The), 2.00%, 4/25/19	99,603
150,000	Goldman Sachs Group, Inc. (The), 2.88%, 2/25/21	150,694
200,000	ING Bank NV, 3.75%, 3/7/17(b)	200,715
200,000	Morgan Stanley, 6.25%, 8/28/17	206,072
250,000	PNC Funding Corp., 5.63%, 2/1/17	250,768
150,000	Toronto-Dominion Bank, 1.87%, 4/7/21(a)	152,076
200,000	Wachovia Corp., 1.23%, 6/15/17(a)	200,048
150,000	Wells Fargo Bank NA, 2.15%, 12/6/19	149,907

		2,484,959

Consumer Discretionary — 9.41%
100,000	Constellation Brands, Inc., 7.25%, 5/15/17	102,000
125,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.48%, 6/1/19(b)	127,601
200,000	Ford Motor Credit Co. LLC, 2.02%, 5/3/19	198,165
250,000	Ford Motor Credit Co. LLC, 2.55%, 10/5/18	251,406
200,000	Hewlett Packard Enterprise Co., 2.85%, 10/5/18(b)	201,934
100,000	Hyundai Capital America, 2.00%, 3/19/18(b)	99,982
250,000	Kraft Heinz Foods Co., 2.00%, 7/2/18	250,056
100,000	Reynolds American, Inc., 2.30%, 6/12/18	100,634
200,000	Tyson Foods, Inc., 2.65%, 8/15/19	201,906
100,000	Walgreens Boots Alliance, Inc., 2.60%, 6/1/21	99,372

		1,633,056

Consumer Non Cyclicals — 2.65%
150,000	Anheuser-Busch Inbev Finance, Inc., 2.65%, 2/1/21	150,862

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$150,000	Anheuser-Busch Inbev Worldwide Inc, 5.38%, 1/15/20	$163,604
150,000	Molson Coors Brewing Co., 2.10%, 7/15/21	146,087

		460,553

Finance - Diversified — 10.05%
150,000	Ally Financial, Inc., 2.75%, 1/30/17	149,968
200,000	American International Group, Inc., 2.30%, 7/16/19	200,944
200,000	American Tower Corp. REIT, 4.50%, 1/15/18	205,279
250,000	Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	258,987
100,000	General Motors Financial Co., Inc., 2.40%, 5/9/19	99,735
100,000	General Motors Financial Co., Inc., 3.10%, 1/15/19	101,061
200,000	General Motors Financial Co., Inc., 3.20%, 7/6/21	198,331
50,000	McGraw Hill Financial, Inc., 2.50%, 8/15/18	50,417
125,000	Regions Financial Corp., 2.25%, 9/14/18	125,410
200,000	Santander Holdings USA, Inc., 3.45%, 8/27/18	203,027
150,000	Synchrony Financial, 1.88%, 8/15/17	150,121

		1,743,280

Health Care — 10.46%
250,000	Actavis Funding SCS, 3.00%, 3/12/20	253,466
200,000	Aetna, Inc., 1.90%, 6/7/19	199,541
250,000	Baxalta, Inc., 2.88%, 6/23/20	249,937
250,000	Mylan NV, 3.00%, 12/15/18(b)	251,808
100,000	Mylan NV, 3.15%, 6/15/21(b)	98,139
270,000	Shire Acquisitions Investments Ireland Designated Activity Co., 1.90%, 9/23/19	266,577
250,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	245,632
250,000	Zimmer Holdings, Inc., 2.70%, 4/1/20	250,013

		1,815,113

Industrials — 2.98%
250,000	Newell Rubbermaid, Inc., 3.15%, 4/1/21	254,424
160,000	Pentair Finance SA, 2.90%, 9/15/18	161,849
100,000	Roper Technologies, Inc., 2.80%, 12/15/21	99,952

		516,225

Information Technology — 0.57%
100,000	LAM Research Corp., 2.80%, 6/15/21	99,461
Materials — 4.28%
200,000	Dow Chemical Co. (The), 8.55%, 5/15/19	229,216
100,000	Ecolab, Inc., 2.00%, 1/14/19	100,077
200,000	Georgia-Pacific LLC, 2.54%, 11/15/19(b)	201,753
200,000	LyondellBasell Industries NV, 5.00%, 4/15/19	211,330

		742,376

Media — 3.01%
150,000	21st Century Fox America, Inc., 8.25%, 8/10/18	164,791

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value

$150,000	CBS Corp., 4.63%, 5/15/18	$155,513
200,000	Time Warner Cable, Inc., 5.85%, 5/1/17	202,838

		523,142

Oil & Gas — 9.05%
200,000	Anadarko Petroleum Corp., 8.70%, 3/15/19	227,293
150,000	BP Capital Markets Plc, 1.84%, 9/16/21(a)	150,599
200,000	Enbridge Energy Partners LP, 6.50%, 4/15/18	210,456
100,000	Enterprise Products Operating LLC, 2.85%, 4/15/21	100,761
110,000	Enterprise Products Operating LLC, 7.03%, 1/15/68(a)	112,312
200,000	EOG Resources, Inc., 4.40%, 6/1/20	212,161
110,000	Magellan Midstream Partners LP, 4.25%, 2/1/21	116,619
135,000	Marathon Oil Corp., 6.00%, 10/1/17	139,033
100,000	Schlumberger Holdings Corp., 2.35%, 12/21/18(b)	100,825
200,000	Williams Partners LP/Williams Partners Finance Corp., 7.25%, 2/1/17	200,835

		1,570,894

Telecommunication Services — 4.73%
230,000	AT&T, Inc., 5.20%, 3/15/20	247,263
200,000	CenturyLink, Inc., 5.15%, 6/15/17	203,000
96,000	Rogers Communications, Inc., 6.80%, 8/15/18	103,512
250,000	Verizon Communications, Inc., 4.50%, 9/15/20	267,528

		821,303

Utilities — 1.72%
100,000	Exelon Corp., 2.45%, 4/15/21	98,798
200,000	Southwestern Electric Power Co., 5.55%, 1/15/17	200,243

		299,041

Total Corporate Bonds		12,709,403

(Cost $12,709,600)

Municipal Bonds — 0.58%
California — 0.58%
100,000	University of California Revenue Bonds, Series Y-1, 1.27%, 7/1/41(a)	99,941

Total Municipal Bonds		99,941

(Cost $100,000)

U.S. Government Agency Backed Mortgages — 0.79%
Fannie Mae — 0.31%
6,697	Series 2001-70, Class OF, 1.71%, 10/25/31(a)	6,812
231	Series 2002-55, Class QE, 5.50%, 9/25/17	231
11,365	Series 2005-68, Class BC, 5.25%, 6/25/35	11,818

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount	Value

$ 5,010	Series 2009-87, Class FX, 1.51%, 11/25/39(a)	$5,081
29,099	Series 2012-3, Class EA, 3.50%, 10/25/29	29,735

		53,677

Freddie Mac — 0.48%
5,092	Series 2448, Class FT, 1.70%, 3/15/32(a)	5,196
5,273	Series 2488, Class FQ, 1.70%, 3/15/32(a)	5,384
35,967	Series 2627, Class MW, 5.00%, 6/15/23	38,167
2,628	Series 3725, Class A, 3.50%, 9/15/24	2,661
4,547	Series 3770, Class FP, 1.20%, 11/15/40(a)	4,554
27,527	Series 4027, Class GD, 2.00%, 10/15/25	27,520

		83,482

Total U.S. Government Agency Backed Mortgages		137,159

(Cost $136,995)
U. S. Treasury Obligations — 0.92%
U. S. Treasury Notes — 0.92%
160,000	0.75%, 2/28/18	159,625

Total U.S. Treasury Obligations		159,625

(Cost $159,989)

Shares

Investment Company — 0.83%
144,565	U.S. Government Money Market Fund, RBC Institutional Class 1(c)	144,565

Total Investment Company		144,565

(Cost $144,565)

Total Investments	$17,196,316
(Cost $17,193,808)(d) — 99.08%

Other assets in excess of liabilities — 0.92%	159,021

NET ASSETS — 100.00%	$17,355,337

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2016.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated investment.
(d)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2016 (Unaudited)

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

Financial futures contracts as of December 31, 2016:

Long Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
Two Year U.S.
Treasury Note	14	March, 2017	$ (3,281)	USD	3,036,906	Barclays Plc
Total			$ (3,281)

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
Five Year U.S.
Treasury Note	5	March, 2017	$2,734	USD	591,055	Barclays Plc
Total			$2,734

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund

December 31, 2016 (Unaudited)

Principal Amount		Value
Asset Backed Securities — 24.87%
$222,366	Ally Auto Receivables Trust, Series 2014-SN2, Class A4, 1.21%, 2/20/19	$222,371
150,000	AmeriCredit Automobile Receivables Trust, Series 2013-1, Class D, 2.09%, 2/8/19	150,567
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.60%, 7/8/19	150,141
250,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58%, 9/8/20	253,005
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.47%, 11/9/20	151,370
230,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40%, 1/8/21	231,919
145,000	CarMax Auto Owner Trust, Series 2014-4, Class B, 2.20%, 9/15/20	145,566
52,040	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M1, 1.25%, 4/25/36(a)	51,524
79,392	Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05%, 3/20/20(b)	79,318
180,000	GM Financial Automobile Leasing Trust, Series 2015-3, Class C, 2.98%, 11/20/19	181,464
150,000	GM Financial Automobile Leasing Trust, Series 2016-3, Class B, 1.97%, 5/20/20	148,535
250,000	Macquarie Equipment Funding Trust, Series 2014-A, Class B, 1.99%, 7/20/21(b)	250,043
250,000	Mercedes Benz Auto Lease Trust 2015-B, Class A4, 1.53%, 5/17/21	250,374
148,527	RASC Trust, Series 2005-KS9, Class M2, 0.96%, 10/25/35(a)	148,433
250,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class D, 2.42%, 4/15/19	251,901
250,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	250,915
215,000	Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57%, 4/15/21	216,898
145,000	Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47%, 12/15/20	146,003
42,429	Structured Asset Securities Corp., Series 2005-NC1, Class M1, 1.06%, 2/25/35(a)	42,392

Total Asset Backed Securities		3,322,739
(Cost $3,312,854)

Collateralized Mortgage Obligations — 3.88%
70,936	JP Morgan Resecuritization Trust, Series 2014-1, Class 9A3, 0.82%, 12/26/35(a)(b)	69,234
49,371	RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 2.94%, 8/26/35(a)(b)	49,234
39,435	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.50%, 2/26/35(b)	39,739

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value
$ 65,222	Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, 1.78%, 12/25/65(a)(b)	$65,238
296,913	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, 1.87%, 9/25/57(a)(b)	295,052

Total Collateralized Mortgage Obligations		518,497

(Cost $522,487)

Corporate Bonds — 62.99%
Banks — 9.03%
250,000	Bank of America, N.A., 5.30%, 3/15/17	251,936
100,000	Bank of Montreal, 1.73%, 8/27/21(a)	100,261
125,000	Citigroup, Inc., 2.15%, 7/30/18	125,413
100,000	Goldman Sachs Group, Inc. (The), 2.00%, 4/25/19	99,603
150,000	HSBC USA, Inc., 2.00%, 8/7/18	149,961
75,000	Morgan Stanley, 2.45%, 2/1/19	75,515
200,000	Toronto-Dominion Bank, 1.87%, 4/7/21(a)	202,768
200,000	Wells Fargo & Co., 1.96%, 12/7/20(a)	201,390

		1,206,847

Consumer Discretionary — 11.47%
200,000	AbbVie, Inc., 1.80%, 5/14/18	200,150
100,000	Constellation Brands, Inc., 7.25%, 5/15/17	102,000
125,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.48%, 6/1/19(b)	127,601
250,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	249,811
250,000	Ford Motor Credit Co. LLC, 2.55%, 10/5/18	251,406
150,000	Hewlett Packard Enterprise Co., 2.45%, 10/5/17(b)	150,834
100,000	Hyundai Capital America, 2.00%, 3/19/18(b)	99,982
250,000	Kraft Heinz Foods Co., 2.00%, 7/2/18	250,056
100,000	Walgreens Boots Alliance, Inc., 1.75%, 5/30/18	100,100

		1,531,940

Finance - Diversified — 11.31%
300,000	American Honda Finance Corp., 1.44%, 9/9/21(a)	301,517
200,000	American Tower Corp. REIT, 4.50%, 1/15/18	205,279
150,000	Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	155,392
200,000	General Motors Financial Co., Inc., 2.40%, 5/9/19	199,470
250,000	General Motors Financial Co., Inc., 3.10%, 1/15/19	252,653
50,000	McGraw Hill Financial, Inc., 2.50%, 8/15/18	50,417
20,000	PACCAR Financial Corp., 1.55%, 12/6/18(a)	20,128
125,000	Regions Financial Corp., 2.25%, 9/14/18	125,410
200,000	Synchrony Financial, 1.88%, 8/15/17	200,161

		1,510,427

Health Care — 14.53%
250,000	Actavis Funding SCS, 2.35%, 3/12/18	251,445

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value
$200,000	Aetna, Inc., 1.70%, 6/7/18	$199,815
150,000	Biogen Idec, Inc., 6.88%, 3/1/18	158,629
100,000	EMD Finance LLC, 1.70%, 3/19/18(b)	99,660
200,000	Laboratory Corp. of America Holdings, 2.20%, 8/23/17	200,932
150,000	Medtronic, Inc., 4.45%, 3/15/20	160,418
75,000	Mylan NV, 3.00%, 12/15/18(b)	75,542
250,000	Shire Acquisitions Investments Ireland Designated Activity Co., 1.90%, 9/23/19	246,831
250,000	Teva Pharmaceutical Finance Netherlands III BV, 1.40%, 7/20/18	247,962
150,000	Zimmer Holdings, Inc., 1.45%, 4/1/17	150,036
150,000	Zimmer Holdings, Inc., 2.00%, 4/1/18	150,183
		1,941,453

Industrials — 2.65%
150,000	Newell Rubbermaid, Inc., 2.60%, 3/29/19	151,646
200,000	Pentair Finance SA, 2.90%, 9/15/18	202,311
		353,957

Information Technology — 0.05%
7,000	Oracle Corp., 2.20%, 1/15/19(a)	7,057
Insurance — 1.51%
200,000	Hartford Financial Services Group, Inc., (The), 5.38%, 3/15/17	201,620
Materials — 0.94%
125,000	Ecolab, Inc., 2.00%, 1/14/19	125,096
Media — 1.05%
133,000	Grupo Televisa SAB, 6.00%, 5/15/18	140,085
Oil & Gas — 7.27%
150,000	BP Capital Markets Plc, 1.72%, 9/16/21(a)	150,599
150,000	Enbridge, Inc., 1.38%, 6/2/17(a)	150,014
150,000	Enterprise Products Operating LLC, 6.50%, 1/31/19	163,513
200,000	Marathon Oil Corp., 6.00%, 10/1/17	205,975
150,000	Schlumberger Holdings Corp., 2.35%, 12/21/18(b)	151,237
150,000	TransCanada Pipelines Ltd., 1.88%, 1/12/18	150,236
		971,574

Utilities — 3.18%
200,000	Exelon Corp., 1.55%, 6/9/17	199,636
225,000	Southwestern Electric Power Co., 5.55%, 1/15/17	225,292
		424,928

Total Corporate Bonds		8,414,984
(Cost $8,393,351)

U.S. Government Agency Backed Mortgages — 5.22%
Fannie Mae — 3.39%
3,652	Pool #254235, 6.00%, 3/1/17	3,797

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2016 (Unaudited)

Principal Amount		Value
$ 44,435	Pool #725098, 5.50%, 12/1/18	$45,601
26,044	Pool #739413, 5.00%, 10/1/18	26,731
76,394	Pool #888467, 6.00%, 6/1/22	82,081
84,326	Pool #AL0202, 4.00%, 4/1/21	86,935
2,438	Series 2002-73, Class OE, 5.00%, 11/25/17	2,467
32,168	Series 2003-120, Class BL, 3.50%, 12/25/18	32,587
24,553	Series 2003-55, Class CD, 5.00%, 6/25/23	26,150
19,538	Series 2004-3, Class BE, 4.00%, 2/25/19	19,851
19,345	Series 2011-23, Class AB, 2.75%, 6/25/20	19,517
107,460	Series 2012-1, Class GB, 2.00%, 2/25/22	107,285
		453,002

Freddie Mac — 1.83%
2,154	Series 2543, Class NM, 5.00%, 12/15/17	2,182
23,213	Series 2649, Class QH, 4.50%, 7/15/18	23,674
15,626	Series 2675, Class CK, 4.00%, 9/15/18	15,887
19,258	Series 2761, Class CB, 4.00%, 3/15/19	19,606
55,541	Series 3710, Class AB, 2.00%, 8/15/20	55,766
68,382	Series 3726, Class BA, 2.00%, 8/15/20	68,335
57,627	Series 3852, Class EA, 4.50%, 12/15/21	59,305
		244,755

Total U.S. Government Agency Backed Mortgages		697,757
(Cost $700,761)

Shares
Investment Company — 2.37%
316,462	U.S. Government Money Market Fund, RBC Institutional Class 1(c)	316,462

Total Investment Company		316,462
(Cost $316,462)

Total Investments	$13,270,439
(Cost $13,245,915)(d) — 99.33%

Other assets in excess of liabilities — 0.67%	89,181

NET ASSETS — 100.00%	$13,359,620

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2016.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated investment.
(d)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2016 (Unaudited)

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

Financial futures contracts as of December 31, 2016:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation	Notional Value	Clearinghouse
Two Year U.S. Treasury Note	6	March, 2017	$ 1,312	USD 1,301,438	Barclays Plc
Total			$ 1,312

See Notes to Schedules of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2016 (Unaudited)

1.Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 21 portfolios. This report includes the following six investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

- RBC Emerging Markets Small Cap Equity Fund (“Emerging Markets Small Cap Equity Fund”)

- RBC Global Opportunities Fund (“Global Opportunities Fund”)

- RBC International Opportunities Fund (“International Opportunities Fund”)

- RBC Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)

- RBC Ultra-Short Fixed Income Fund (“Ultra-Short Fixed Income Fund”)

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”), acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM (UK)” or “Sub-Advisor”) serves as the investment sub-advisor for the Emerging Markets Equity Fund, Emerging Markets Small Cap Equity Fund, Global Opportunities Fund and International Opportunities Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2.Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidelines under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Schedules. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level

1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will be generally categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Many securities markets and exchanges outside of North American time zones close prior to the close of the NYSE; therefore, the closing prices for equity securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. The Funds have procedures in place to fair value foreign equity securities traded in countries outside North American time zones daily in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Funds receive adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price. The Funds generally categorize such evaluated fair value prices as Level 2 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

●    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

●    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

●    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2016 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Emerging Markets Equity Fund	$54,600,569	(a)	$124,792,767	(a)	$—	$179,393,336
Emerging Markets Small Cap Equity Fund	885,738	(a)	4,359,271	(a)	117	5,245,126
Global Opportunities Fund	4,079,230	(a)	2,052,913	(a)	—	6,132,143
International Opportunities Fund	2,636,234	(a)	18,778,289	(a)	—	21,414,523
Short Duration Fixed Income Fund	144,565	(b)	17,051,751	(a)		17,196,316
Ultra-Short Fixed Income Fund	316,462	(b)	12,953,977	(a)	—	13,270,439

Other Financial Instruments*
Short Duration Fixed Income Fund	2,734		—		—	2,734
Ultra-Short Fixed Income Fund	1,312		—		—	1,312

Liabilities:
Other Financial Instruments*
Short Duration Fixed Income Fund	(3,281)		—		—	(3,281)

(a)	The breakdown of the Fund’s investments by security type or country is disclosed in the Schedules.
(b)	Level 1 investments consist of Investment Companies.

*Other financial instruments are futures contracts which are reflected in the Schedules, and are shown at the unrealized appreciation/(depreciation) on the contracts.

During the period ended December 31, 2016, the Funds, except Emerging Markets Equity Fund and the Emerging Markets Small Cap Equity Fund, recognized no transfers to/from Level 1 or Level 2. For the Emerging Markets Equity Fund and the Emerging Markets Small Cap Equity Fund, securities were transferred from Level 1 to Level 2 in the amount of $3,085,385 and $221,991, respectively, due to the absence of an active trading market for the securities on December 31, 2016. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Emerging Markets Small Cap Equity Fund
Preferred Stock (Philippines)
Balance as of 3/31/16 (value)	$ 126
Purchases	—
Sales (Paydowns)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(9	)*
Balance as of 12/31/16 (value)	$ 117

* Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at December 31, 2016.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The Funds’ assets assigned to the Level 3 category were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The significant unobservable inputs used in fair value measurement of the Funds’ investments are (i) an estimation of a normalized earnings level for the company and (ii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Investment Transactions:

Investment transactions are recorded on the trade date.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions.

Financial Instruments:

When-Issued Transactions

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of December 31, 2016, the Funds held no when-issued securities.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Funds to manage its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below. For open derivative instruments as of December 31, 2016, see the following section for financial futures contracts.

Financial Futures Contracts

The Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund entered into futures contracts in an effort to both manage their cash position and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules. Underlying collateral pledged for open futures contracts is the cash at the brokers in the amount of $44,671 and $34,794 for Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund, respectively, at December 31, 2016.

Fair Values of derivative instruments as of December 31, 2016 are as follows*:

Fair Values of Derivative Financial Instruments as of December 31, 2016
Asset Derivatives
	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Interest rate risk:
Unrealized appreciation on futures contracts	$ 2,734	$ 1,312

Liability Derivatives
	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Interest rate risk:
Unrealized depreciation on futures contracts	$ 3,281	$ —

* For open derivative instruments as of December 31, 2016, see the preceding tables on the Schedules for financial futures contracts.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of December 31, 2016, the Funds had no outstanding TBA commitments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Credit Enhancement

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

3.Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (for the tax years ended March 31 of the years 2014, 2015 and 2016 for Emerging Markets Equity Fund, Emerging Markets Small Cap Equity Fund, Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund; and the tax years ended March 31 of the years 2015 and 2016 for Global Opportunities Fund and International Opportunities Fund), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of December 31, 2016, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Equity Fund	$179,312,089	$7,818,538	$(7,737,291)	$81,247
Emerging Markets Small Cap Equity Fund	5,411,036	418,158	(584,068)	(165,910)
Global Opportunities Fund	5,846,102	593,410	(307,369)	286,041
International Opportunities Fund	21,936,348	611,500	(1,133,325)	(521,825)
Short Duration Fixed Income Fund	17,194,227	50,865	(48,776)	2,089
Ultra-Short Fixed Income Fund	13,250,220	45,112	(24,893)	20,219

As of March 31, 2016, the Emerging Markets Small Cap Equity Fund, Global Opportunities Fund, International Opportunities Fund, Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund had a short-term capital loss carryforward of $42,516, $21,917, $103,417, $69,980 and $89,711, respectively, and Global Opportunities Fund, International Opportunities Fund, Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund had a long-term capital loss carryforward of $59,358, $51,466, $62,077 and $67,592, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Emerging Markets Equity Fund deferred a qualified late-year ordinary loss of $12,720 and short-term qualified late-year capital losses of $236,478 which will be treated as arising on the first business day of the year ended March 31, 2017.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	2/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	2/22/2017

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	2/22/2017

* Print the name and title of each signing officer under his or her signature.